UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10407

Master Portfolio Trust
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
     (Address of principal executive offices)      (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: (800)-331-1792

Date of fiscal year end: August 31
Date of reporting period: February 28, 2009

ITEM 1.      REPORT TO STOCKHOLDERS.

     The Semi-Annual Report to Stockholders is filed herewith.

Schedule of investments (unaudited)

February 28, 2009

LIQUID RESERVES PORTFOLIO
FACE
AMOUNT	SECURITY	VALUE*

SHORT-TERM INVESTMENTS—100.7%

	Bank Notes—2.5%
$300,000,000	Bank of America N.A., 1.625% due 10/2/09(a)	$300,000,000
308,220,000	Wells Fargo Bank N.A., 0.519% due 6/3/09(a)	308,220,000

	Total Bank Notes	608,220,000

	Certificates of Deposit—28.7%
100,000,000	Allied Irish Banks, 2.760% due 5/7/09	100,001,808
	Banco Bilbao Vizcaya:
200,000,000	1.000% due 4/8/09	200,000,000
210,000,000	2.100% due 6/15/09	210,000,000
	Bank of Montreal:
300,000,000	3.450% due 3/23/09	300,000,000
275,000,000	2.426% due 9/15/09(a)	275,000,000
100,000,000	Bank of Nova Scotia, 2.500% due 3/6/09	100,000,000
250,000,000	Bank of Scotland PLC, 1.466% due 7/6/09(a)	250,000,000
	Barclays Bank PLC NY:
200,000,000	2.970% due 4/20/09	200,000,000
150,000,000	1.140% due 5/13/09(a)	150,000,000
175,000,000	1.560% due 7/13/09	175,000,000
150,000,000	1.678% due 8/11/09(a)	150,000,000
	BNP Paribas NY Branch:
175,000,000	4.000% due 4/21/09	175,000,000
150,000,000	1.750% due 6/16/09	150,000,000
325,000,000	1.050% due 7/13/09	325,000,000
250,000,000	Credit Suisse New York, 2.490% due 3/3/09(a)	250,000,000
350,000,000	Deutsche Bank AG NY, 0.750% due 4/23/09	350,000,000
	Intesa San Paulo SpA NY:
250,000,000	2.451% due 3/5/09(a)	250,000,000
242,500,000	3.210% due 4/22/09	242,500,000
	Istituto Bancario SA:
100,000,000	3.300% due 5/6/09	100,000,000
325,000,000	3.670% due 6/11/09	325,000,000
150,000,000	Lloyds Bank PLC, 1.770% due 6/22/09	150,004,625
200,000,000	Nordea Bank Finland PLC, 1.650% due 1/13/10	200,000,000
250,000,000	Rabobank Nederland NY, 0.760% due 5/6/09	250,004,506
	Royal Bank of Scotland PLC:
150,000,000	1.950% due 4/16/09	150,000,000
100,000,000	1.500% due 7/15/09	100,000,000
200,000,000	Societe Generale NY, 1.000% due 7/13/09	200,000,000
	Svenska Handelsbanken AB:
250,000,000	2.150% due 3/9/09	250,000,000
150,000,000	1.200% due 7/9/09	150,106,963
	Toronto Dominion Bank NY:
100,000,000	3.040% due 3/6/09	100,000,000
250,000,000	1.750% due 10/13/09	250,000,000

See Notes to Financial Statements.

24 | Liquid Reserves Portfolio 2009 Semi-Annual Report

LIQUID RESERVES PORTFOLIO
FACE
AMOUNT	SECURITY	VALUE*

	Certificates of Deposit—28.7% continued
	UBS AG Stamford CT:
$325,000,000	2.070% due 4/20/09	$325,004,393
125,000,000	1.560% due 7/14/09	125,004,617
200,000,000	Unicredito Italiano SpA, 1.410% due 4/14/09	200,002,380
150,000,000	US Bank N.A., 0.780% due 5/28/09	150,000,000

	Total Certificates of Deposit	6,877,629,292

	Commercial Paper—16.4%
100,000,000	ANZ National International Ltd., 1.197% due 7/13/09(b)	99,560,361
165,949,920	Atlantic East Funding LLC, 0.761% due 3/25/09(a)(d)	150,566,362
100,000,000	Banco Bilbao Vizcaya, 1.550% due 5/18/09(b)	99,670,611
150,000,000	Bank of America Corp., 2.902% due 3/2/09(b)	150,000,000
	BNZ International Funding Ltd.:
150,000,000	2.172% due 3/10/09(b)	149,928,000
115,000,000	1.265% due 5/8/09(b)	114,730,325
93,000,000	1.834% due 5/15/09(b)	92,652,077
	CBA(Delaware) Finance Inc.:
100,000,000	0.792% due 5/11/09(b)	99,846,389
100,000,000	0.782% due 6/9/09(b)	99,785,500
140,000,000	Commerzbank U.S. Finance, 1.284% due 5/29/09(b)	139,561,955
	Danske Corp.:
250,000,000	1.648% due 4/9/09(a)(c)	250,000,000
150,000,000	1.313% due 10/20/09(b)	148,743,334
150,000,000	Dresdner U.S. Finance, 1.304% due 5/29/09(b)	149,523,333
119,500,000	European Investment Bank, 0.682% due 6/10/09(b)	119,274,278
300,000,000	General Electric Capital Corp., 3.221% due 3/23/09(b)	299,445,250
70,000,000	ING USA Global Funding Trust, 1.076% due 7/8/09(b)	69,733,689
332,757,577	Issuer Entity LLC, 3.770%-3.781% due 10/29/09(a)(d)(h)	84,220,943
100,000,000	Nordea North America Inc., 2.573% due 3/9/09(b)	99,950,417
100,000,000	Santander Centro Hispano, 2.931% due 3/17/09(b)	99,879,167
	Societe Generale N.A.:
160,000,000	2.378% due 6/4/09(b)	159,018,222
198,500,000	1.583% due 6/16/09(b)	197,582,379
200,000,000	Swedish Export Credit, 1.004% due 7/6/09(b)	199,300,000
300,000,000	Toronto Dominion Bank NY, 3.220% due 3/19/09(b)	299,550,917
	Toyota Motor Credit Corp.:
225,000,000	2.117% due 4/29/09(b)	224,238,750
150,000,000	2.429% due 5/6/09(b)	149,350,000
100,000,000	UBS Finance Delaware LLC, 2.789% due 5/5/09(b)	99,511,111
100,000,000	Wal-Mart Stores Inc., 0.552% due 6/15/09(b)	99,839,583

	Total Commercial Paper	3,945,462,953

See Notes to Financial Statements.

Liquid Reserves Portfolio 2009 Semi-Annual Report | 25

Schedule of investments (unaudited) continued

February 28, 2009

LIQUID RESERVES PORTFOLIO
FACE AMOUNT	SECURITY	VALUE*

	Corporate Bonds & Notes—6.4%
$243,500,000	Australia & New Zealand Banking Group, 2.427% due 7/31/09(a)(c)	$243,500,000
80,820,000	Credit Suisse First Boston (USA) Inc., Notes, 4.700% due 6/1/09	80,992,340
125,000,000	ING Bank NV, 1.716% due 7/24/09(a)(c)	125,000,000
275,000,000	Nordea Bank AB, 1.509% due 10/23/09(a)(c)	275,000,000
225,000,000	Rabobank Nederland NV, 1.431% due 10/9/09(a)(c)	224,992,539
150,000,000	Royal Bank of Canada, 1.538% due 10/15/09(a)(c)	150,000,000
201,000,000	Royal Bank of Scotland PLC, 2.396% due 10/9/09(a)(c)	201,000,000
222,000,000	Svenska Handelsbanken AB, 1.509% due 8/25/09(a)(c)	222,039,721

	Total Corporate Bonds & Notes	1,522,524,600

	FDIC Backed Bond/Note—0.8%
201,000,000	Bank of America N.A., 1.186% due 2/5/10(a)	201,000,000

	FDIC Backed Commercial Paper—1.2%
275,000,000	General Electric Capital Corp., 0.753% due 8/3/09(b)	274,117,708

	Master Note—5.6%
1,353,000,000	Morgan Stanley Collateralized Master Note Purchase Agreement, 1.113% due 3/2/09(a)(d)(f)	1,353,000,000

	Medium-Term Notes—6.3%
124,000,000	ANZ National International Ltd., 2.409% due 7/10/09(a)(c)	124,000,000
2,948,127	Cheyne Finance LLC, 0.010% due 8/23/09(d)(h)	2,948,127
222,875,000	Citigroup Funding Inc., 2.116% due 5/8/09(a)	222,868,921
100,000,000	Commonwealth Bank of Australia, 1.434% due 8/3/09(a)(c)	100,000,000
425,847,477	Gryphon Funding Ltd., 0.775% due 8/23/09(a)(d)(h)	161,396,194
150,000,000	HSBC USA Inc., 1.560% due 10/15/09(a)	150,000,000
100,000,000	ING USA Global Funding Trust, 2.028% due 9/18/09(a)	100,000,000
330,000,000	Kreditanstalt Fur Wiederaufbau International Finance Inc., 1.183% due 1/21/10(a)	330,000,000
250,000,000	Royal Bank of Scotland PLC, 0.860% due 3/4/09(a)(c)	250,000,000
59,155,710	White Pine Finance LLC, 0.285% due 3/25/09(d)(e)	59,155,710

	Total Medium-Term Notes	1,500,368,952

	Promissory Note—2.1%
500,000,000	Goldman Sachs Group Inc., 1.420% due 3/9/09(a)(d)	500,000,000

	Supranationals—2.0%
184,000,000	Inter-American Development Bank, 1.252% due 2/19/10(a)	184,000,000
309,000,000	International Bank for Reconstruction & Development, 1.124% due 2/1/10(a)	309,000,000

	Total Supranationals	493,000,000

	Time Deposit—1.7%
407,841,000	Commerzbank Grand Cayman, 0.330% due 3/2/09	407,841,000

See Notes to Financial Statements.

26 | Liquid Reserves Portfolio 2009 Semi-Annual Report

LIQUID RESERVES PORTFOLIO

FACE AMOUNT	SECURITY	VALUE*

	U.S. Government Agencies—23.3%
$125,000,000	Federal Farm Credit Bank (FFCB), 0.710% due 1/20/11(a)	$125,000,000
	Federal Home Loan Bank (FHLB), Bonds:
124,500,000	0.500% due 4/3/09(a)	124,500,000
200,000,000	0.585% due 6/10/09(a)	200,000,000
200,000,000	0.370% due 8/7/09(a)	200,000,000
350,000,000	0.409% due 8/27/09(a)	349,966,173
300,000,000	0.329% due 12/28/09(a)	299,889,633
175,000,000	0.460% due 3/26/10(a)	175,000,000
	Federal Home Loan Mortgage Corp. (FHLMC):
80,750,000	3.125% due 2/4/10(g)	82,281,020
400,000,000	1.254% due 7/12/10(a)(g)	400,000,000
225,000,000	1.060% due 7/14/10(a)(g)	224,975,859
298,000,000	1.244% due 9/3/10(a)(g)	297,865,304
	Discount Notes:
300,000,000	0.703% due 9/21/09(b)(g)	298,815,833
83,400,000	0.755% due 1/4/10(b)(g)	82,864,850
200,000,000	0.877% due 1/8/10(b)(g)	198,491,999
197,100,000	1.010% due 2/5/10(b)(g)	195,238,500
250,000,000	Notes, 0.368% due 10/7/09(a)(g)	250,000,000
	Federal National Mortgage Association (FNMA):
250,000,000	1.243% due 7/13/10(a)(g)	249,965,859
155,000,000	1.184% due 8/5/10(a)(g)	154,892,593
	Discount Notes:
200,000,000	0.531% due 7/27/09(b)(g)	199,567,167
82,250,000	2.995% due 8/7/09(b)(g)	81,199,530
227,000,000	3.303% due 10/7/09(b)(g)	222,581,067
210,000,000	2.093% due 11/6/09(b)(g)	207,022,375
	Notes:
336,750,000	0.460% due 9/3/09(a)(g)	336,750,000
180,000,000	0.440% due 10/7/09(a)(g)	179,983,455
200,000,000	1.083% due 1/21/10(a)(g)	200,000,000
250,000,000	1.171% due 2/8/10(a)(g)	249,950,955

	Total U.S. Government Agencies	5,586,802,172

	U.S. Treasury Bills—3.7%
	U.S. Treasury Bills:
400,000,000	0.496% due 9/3/09(b)	398,999,000
500,000,000	0.709% due 12/17/09(b)	497,160,417

	Total U.S. Treasury Bills	896,159,417

	TOTAL INVESTMENTS BEFORE AGREEMENTS—100.7% (Cost—$24,489,475,452)	24.166.126.094

See Notes to Financial Statements.

Liquid Reserves Portfolio 2009 Semi-Annual Report | 27

Schedule of investments (unaudited) continued

February 28, 2009

LIQUID RESERVES PORTFOLIO

SECURITY	VALUE*

AGREEMENTS WITH AFFILIATES(i)—1.9%

Letter Agreements (Cost—$0)(h)—0.9%	$227,171,011
Capital Support Agreements (Cost—$0)(h)—1.0%	237,242,999

TOTAL AGREEMENTS (Cost—$0)	464,414,010

TOTAL INVESTMENTS—102.6% (Cost—$24,489,475,452#)	24,630,540,104
Liabilities in Excess of Other Assets—(2.6)%	(634,145,551)

TOTAL NET ASSETS—100.0%	$23,996,394,553

*	Reflects amortized cost value, unless otherwise noted.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at February 28, 2009.

(b)	Rate shown represents yield-to-maturity.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Illiquid security.

(e)	Date shown is the date of the next interest rate change. Both principal and interest are as of February 28, 2009, was in default.

(f)	Final maturity date is July 14, 2009.

(g)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.

(h)

The value shown is the fair market value as of February 28, 2009. On March 4, 2009, subsequent to the reporting period, Legg Mason Inc. purchased the securities from the Portfolio. Also, on March 9, 2009, the Letter of Credit and the Capital Support Agreements were terminated in accordance with the terms in the agreements (Note 3).

(i)	Agreements are with subsidiaries of Legg Mason Inc., the parent company of Legg Mason Partners Fund Advisor, LLC, the Portfolio’s Advisor.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

28 | Liquid Reserves Portfolio 2009 Semi-Annual Report

Statement of assets and liabilities (unaudited)

Liquid Reserves Portfolio
February 28, 2009

ASSETS:
Investments, at value (Cost—$24,489,475,452)*	$24,166,126,094
Letter and capital support agreements with affiliates*	464,414,010
Cash	569
Interest receivable	64,511,228
Prepaid expenses	320,316

Total Assets	24,695,372,217

LIABILITIES:
Payable for Investments purchased	696,864,304
Investment management fee payable	1,848,547
Trustees’ fees payable	69,713
Accrued expenses	195,100

Total Liabilities	698,977,664

TOTAL NET ASSETS	$23,996,394,553

REPRESENTED BY:
Paid-in capital	$23,996,394,553

* See Note 3 Capital Support Agreements

See Notes to Financial Statements.

Liquid Reserves Portfolio 2009 Semi-Annual Report | 29

Statement of operations (unaudited)

Liquid Reserves Portfolio
For the Six Months Ended February 28, 2009

INVESTMENT INCOME:
Interest	$427,894,996

EXPENSES:
Investment management fee (Note 2)	16,875,984
Legal fees	334,195
Trustees’ fees	312,595
Custody fees	114,790
Audit and tax	16,600
Insurance	13,463
Miscellaneous expenses	13,655

Total Expenses	17,681,282
Less: Fee waivers and/or expense reimbursements (Note 2)	(805,706)

Net Expenses	16,875,576

NET INVESTMENT INCOME	411,019,420

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1):
Net Realized Gain From:
Investment transactions	(512,743,426)
Net increase from payment by affiliate under the Capital Support Agreements (Note 3)	552,743,413
Capital Support Agreement (Note 3)	(6,449,751)

Net Realized Gain:	33,550,236

Change in Net Unrealized Appreciation/Depreciation From:
Investments on certain Structured Investment Vehicles (Note 3)	550,083,118
Capital Support Agreements (Note 3)	(402,485,597)

Net Unrealized Appreciation/Depreciation (Note 3)	147,597,521

NET GAIN ON INVESTMENTS	181,147,757

INCREASE IN NET ASSETS FROM OPERATIONS	$592,167,177

See Notes to Financial Statements.

30 | Liquid Reserves Portfolio 2009 Semi-Annual Report

Statements of changes in net assets

Liquid Reserves Portfolio

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2009 (unaudited) AND THE YEAR ENDED AUGUST 31, 2008	2009	2008

OPERATIONS:
Net investment income	$411,019,420	$1,869,328,178
Net realized gain (loss)	33,550,236	(12,322,869)
Net unrealized appreciation/depreciation	147,597,521	(147,597,521)

Increase in Net Assets From Operations	592,167,177	1,709,407,788

CAPITAL TRANSACTIONS:
Proceeds from contributions	33,427,014,591	152,547,566,033
Value of withdrawls	(64,394,636,290)	(150,530,100,014)

Increase (Decrease) in Net Assets From Capital Transactions	(30,967,621,699)	2,017,466,019

INCREASE (DECREASE) IN NET ASSETS	(30,375,454,522)	3,726,873,807

NET ASSETS:
Beginning of period	54,371,849,075	50,644,975,268

End of period	$23,996,394,553	$54,371,849,075

See Notes to Financial Statements.

Liquid Reserves Portfolio 2009 Semi-Annual Report | 31

Financial highlights

Liquid Reserves Portfolio

FOR THE YEARS ENDED AUGUST 31, UNLESS OTHERWISE NOTED:

	2009[1]		2008	2007	2006	2005	2004

NET ASSETS, END OF PERIOD (MILLIONS)	$23,996		$54,372	$50,645	$32,230	$44,789	$37,587

Total return[2]	1.16%[3]		4.00%[3]	5.40%	4.53%	2.54%	1.09%

RATIOS TO AVERAGE NET ASSETS:

Gross expenses	0.11%[4]		0.11%	0.10%[5]	0.12%	0.17%	0.17%
Net expenses[6,7]	0.10	[4]	0.08 [8]	0.09 [5,8]	0.09 [8]	0.10 [8]	0.10 [8]
Net investment income	2.45	[4]	3.97	5.26	4.33	2.57	1.09

[1]	For the six months ended February 28, 2009 (unaudited).

[2]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[3]	If the Portfolio had not entered into the Letter and Capital Support Agreements, the total return would have been lower.

[4]	Annualized.

[5]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been the same.

[6]	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of the Portfolio will not exceed 0.10%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

See Notes to Financial Statements.

32 | Liquid Reserves Portfolio 2009 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Liquid Reserves Portfolio (the “Portfolio”) is a separate investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At February 28, 2009, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the Investment Company Act of 1940 (the “1940 Act”), which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

As of the date of this report, the Portfolio continued to meet the requirements of Rule 2a-7 that permit the Portfolio to utilize amortized cost to value its securities, except that certain investments in structured securities (such as those issued by Structured Investment Vehicles or SIVs) are carried at fair value in the Schedule of Investments. When prices are not readily available, or are determined not to reflect fair valued, such as when the value of a security has been significantly affected by an event, the Portfolio may value these securities at fair value as determined in accordance with the procedures approved by the Board of Trustees. These SIVs were subject to specific events of default or insolvency which triggered the use of fair value. Concurrently, the Portfolio recognized the fair value of the related Letter Agreements and Credit Support Agreements (See Note 3) entered into between the Portfolio and affiliates of the Portfolio. The related net realized and unrealized appreciation/depreciation on the SIV’s, the Letter Agreements and Credit Support Agreements are reflected in the Statement of Operations.

Effective September 1, 2008, the Portfolio adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments,

Liquid Reserves Portfolio 2009 Semi-Annual Report  |  33

Notes to financial statements (unaudited) continued

and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

	FEBRUARY 28, 2009	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

Investments
in securities	$24,630,540,104	—	$23,917,560,830	$712,979,274

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES

Balance as of August 31, 2008	—
Accrued premiums/discounts	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	$712,979,274

Balance as of February 28, 2009	$712,979,274

(b) Interest income and expenses. Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

(c) Credit and market risk. Investments in structured securities (such as those issued by SIVs) which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions

34  |  Liquid Reserves Portfolio 2009 Semi-Annual Report

may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(d) Fees paid indirectly. The Portfolio’s custody fees are reduced according to a fee arrangement, which provides for a reduction based on the level of cash deposited with the custodian by the Portfolio. If material, the amount is shown as a reduction of expenses on the Statement of Operations.

(e) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

(f) Income taxes. The Portfolio is classified as a partnership for Federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no Federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of the subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of February 28, 2009, no provision for income tax would be required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Portfolio.

During the six months ended February 28, 2009, the Portfolio had a voluntary expense limitation in place of 0.10% of the Portfolio’s average daily net assets.

Liquid Reserves Portfolio 2009 Semi-Annual Report  |  35

Notes to financial statements (unaudited) continued

During the six months ended February 28, 2009, LMPFA waived a portion of its fee in the amount of $805,706.

The manager is permitted to recapture amounts previously voluntarily forgone or reimbursed by the manager to the Portfolio during the same fiscal year if the Portfolio’s total annual operating expenses have fallen to a level below the voluntary fee waiver/reimbursement (“expense cap”). In no case will the manager recapture any amount that would result, on any particular business day of the Portfolio, in the Portfolio’s total annual operating expenses exceeding the expense cap.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Credit arrangements for certain holdings

The Portfolio was provided or entered into certain credit support arrangements for certain of its portfolio holdings. As a result, the aggregate market value of the Portfolio’s holdings increased. These arrangements are described below.

(a) On March 4, 2008, the Portfolio was provided a Standby Letter of Credit (“LOC”) by Citibank, N.A. (“Citibank”) for an aggregate amount not to exceed $150 million. Citibank currently has a First Tier credit rating.

Under the terms of the LOC, which terminates no later than March 3, 2009, the Portfolio is able to draw upon the LOC if (i) a loss is realized from a sale or other disposition of commercial paper or other securities held by the Portfolio that were issued by Cheyne Finance LLC (the “Securities”), (ii) the Securities are restructured into new debt and there is a shortfall in what is received as compared to the amortized cost of the original Securities (iii) all or any portion of the Securities remain outstanding on the business day immediately prior to March 4, 2009; and/or (iv) the short term credit rating of Citibank is downgraded causing its LOC obligation to no longer qualify as a First Tier Security under Rule 2a-7.

The Portfolio also entered into a separate, but related Letter Agreement with Legg Mason, Inc. (“LM”). Under the terms of the Letter Agreement, the Portfolio will terminate the LOC if (i) all of the Securities are sold or otherwise disposed of without the Portfolio realizing a loss or the Portfolio has drawn on the LOC in an aggregate amount equal to such losses; (ii) all of the Securities have been restructured into new debt rated or at least A-1 or P-1 (or the equivalent) by S&P or Moody’s and that is eligible to be held under Rule 2a-7; (iii) the Portfolio has been repaid in full in respect of all of the Securities or (iv) the Securities are rated at least A-1 or P-1 (or the equivalent) by S&P or Moody’s. The Letter Agreement also provides that: the Portfolio must pay to Legg Mason the excess of amounts received by the Portfolio above amounts due to the Portfolio on the Securities, net of draws, either from a cash payment or a restructuring if, after the LOC is drawn and on or after termination of the LOC; and during the term of

36  |  Liquid Reserves Portfolio 2009 Semi-Annual Report

the LOC, Legg Mason has the option to purchase the securities from the Portfolio under various circumstances at a price that is the greater of amortized cost or marker value. Another provision provides for transfer of the Securities to Legg Mason if the amounts drawn on the LOC equal or exceed the amortized cost the Securities then outstanding at the end of the LOC term.

(b) On March 31, 2008, the Portfolio entered into five Capital Support Agreements (“CSAs”) with Legg Mason, each CSA being with one of its wholly owned subsidiaries LM Capital Company, LLC, LM Capital Support I, LLC, LM Capital Support II, LLC, LM Capital Support III, LLC and LM Capital Support IV, LLC, (collectively with LM). Three of the CSAs provide support in the maximum amounts of $100,000,000, $100,000,000 and $50,000,000, respectively, for the Portfolio’s holdings of Axon Financial Funding LLC. Two of the CSAs will provide support in the maximum amounts of $75,000,000 each, for the Portfolio’s holding of Issuer Entity LLC. Each of the five LM subsidiaries established a segregated account at the Portfolio’s custodian bank to secure LM’s obligations under the respective CSAs.

Under the terms of each CSA the Portfolio would be paid a capital contribution, up to the maximum amount committed in the CSA, if (i) a loss is realized from a sale of the subject securities (collectively with any securities received in exchange therefore, or as replacements thereof that do not qualify as “Eligible Securities” under Rule 2a-7(a)(10), “Eligible Notes”); (ii) a loss results upon final payment on the Eligible Notes; (iii) a court orders a discharge of the Eligible Notes issuer from liability that provides for payments that will result in a loss; or (iv) a loss occurs in connection with an exchange for or replacement with Eligible Securities as defined in Rule 2a-7(a)(10).

Each CSA terminates no later than March 31, 2009 and requires the Portfolio to promptly sell any Eligible Notes it holds on the immediately preceding business day. Each CSA also permits LM to purchase the Eligible Notes under certain circumstances at a price which is the greater of amortized cost or market value.

On July 17, 2008, a restructuring of Cheyne Finance LLC occurred, in which the Portfolio realized a loss of $141,064,652. This loss was offset by the CSAs, and is a non-cash event.

On September 18, 2008, the CSAs described above in connection with the Portfolio’s holdings of Axon Financial Funding LLC and Issuer Entity LLC were amended to $500,000,000 and $250,000,000 increasing the amounts of support available to the Portfolio.

On December 1, 2008, the Letter Agreement and CSAs described above in connection with the Portfolio’s holdings of Gryphon Funding Ltd., Axon Financial Funding LLC and Issuer Entity LLC were amended to increase the amounts of support available to the Portfolio to $285,000,000, $650,000,000 and $275,000,000, respectively.

Liquid Reserves Portfolio 2009 Semi-Annual Report  |  37

Notes to financial statements (unaudited) continued

On December 11, 2008, LM purchased $1,030,468,704 of Axon Financial Funding LLC from the Portfolio at amortized cost (a price in excess of the securities’ current fair value on that date). The excess of sale price over the current fair market value amounted to $552,743,413.

On December 11, 2008, the three CSAs that provide support for the Portfolio’s holdings of Axon Financial Funding LLC dated March 31, 2008, as amended, were terminated in accordance with their terms without exercising or drawing down on the credit arrangements.

As of February 28, 2009, the amortized cost and fair value of the Portfolio’s holdings for investments covered by the Letter Agreements and CSA’s are as follows. The Portfolio has recognized the changes in the unrealized components of these securities and related support agreements in its results of the operations and financial position.

INVESTMENT	AMORTIZED COST	FAIR VALUE	SUPPORT AMOUNTS

Cheyne Finance LLC*	$2,948,127	$2,948,127	—
Gryphon Funding LLC*	247,502,553	161,396,194	$285,000,000
Issuer Entity LLC	321,463,942	84,220,943	275,000,000

*	On July 17, 2008, Cheyne Finance LLC restructured into Gryphon Funding LLC.

During the reporting period, the Portfolio did not draw down on the Letter Agreements or CSA’s.

On March 4, 2009, subsequent to the reporting period, LM purchased $2,948,127 of Cheyne Finance LLC, $246,464,332 of Gryphon Funding LLC and $321,463,942 of Issuer Entity LLC from the Portfolio at amortized cost (a price in excess of the securities’ current fair value on that date). The excess of sales price over the current fair market value amounted to $93,971,948 for Gryphon Funding LLC and $242,367,466 for Issuer Entity LLC. In addition, the disposition of Cheyne Finance LLC resulted in a cash event of $140,316,532, in connection with the restructuring of that security on July 17, 2008.

On March 9, 2009, subsequent to the reporting period, the Letter of Credit and the Letter Agreement dated March 4, 2008, as amended, and the two CSA’s dated March 31, 2008, as amended, were terminated in accordance with their terms without exercising or drawing down on the credit arrangements.

4. Legal matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (“CGM”) and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including Smith Barney Fund Management, LLC (“SBFM”) and Salomon Brothers Asset Management Inc (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”),

38  |  Liquid Reserves Portfolio 2009 Semi-Annual Report

substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against Citigroup Asset Management (“CAM”), SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

Liquid Reserves Portfolio 2009 Semi-Annual Report | 39

Notes to financial statements (unaudited) continued

* * *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the U.S. Securities and Exchange Commission (“SEC”) as previously described. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint, and judgment was later entered. An appeal has been filed and is pending before the U.S. Court of Appeals for the Second Circuit.

5. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of CitiSM New York Tax Free Reserves, a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

40 | Liquid Reserves Portfolio 2009 Semi-Annual Report

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian has filed an appeal in the U.S. Court of Appeals for the Second Circuit. The appeal is pending.

6. Recent accounting pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Portfolio’s derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio’s financial statements and related disclosures.

Liquid Reserves Portfolio 2009 Semi-Annual Report | 41

Board approval of management and subadvisory agreements (unaudited)

At a meeting of the Board of Trustees of Master Portfolio Trust (the “Trust”) held on November 10-11, 2008, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the Liquid Reserves Portfolio, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. In addition, the Independent Trustees submitted questions to management before the meeting and considered the responses provided by management during the meeting. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The Board noted that the Fund is a “master fund” in a “master-feeder” structure, whereby each feeder fund has the same investment objective and policies as the Fund and invests substantially all of its assets in the Fund. The presentation made to the Board encompassed the Fund and all funds for which the Board has responsibility, including the following feeder funds in the Fund (each a “Feeder Fund”): CitiSM Cash Reserves, a series of Legg Mason Partners Money Market Trust, CitiSM Premium Liquid Reserves, a series of Legg Mason Partners Premium Money Market Trust, and CitiSM Institutional Liquid Reserves, a series of Legg Mason Partners Institutional Trust. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also discussed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager were present. In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors,

42 | Liquid Reserves Portfolio

including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement, and each Trustee may have attributed different weight to the various factors.

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason Partners fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser had continued to expand as a result of regulatory, market and other developments, including maintaining and monitoring their own and the Fund’s expanded compliance programs. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser. The Board recognized the importance of having a money fund manager with significant resources.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the Manager’s and the Subadviser’s brokerage policies and practices. In addition, management also reported to the Board on, among other things, its business plans and organizational changes. The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement and the Sub-Advisory Agreement were satisfactory.

Liquid Reserves Portfolio | 43

Board approval of management and subadvisory agreements (unaudited) continued

Fund performance

In considering the performance of the Fund, the Board received and considered performance information for each Feeder Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data, for each Feeder Fund. The Board noted that each Feeder Fund’s performance was the same as the performance of the Fund (except for the effect of fees at the Feeder Fund level), and therefore relevant to the Board’s conclusions regarding the Fund’s performance. The Board was provided with a description of the methodology Lipper used to determine the similarity of each Feeder Fund with the funds included in its Performance Universe. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing each Feeder Fund’s performance against its benchmark and against its peers. In addition, the Board considered the Feeder Funds’ performance in light of overall financial market conditions.

The information comparing CitiSM Cash Reserves’ performance to that of its Performance Universe, consisting of all retail funds classified as money market funds by Lipper, CitiSM Institutional Liquid Reserves’ performance to that of its Performance Universe, consisting of all funds classified as institutional money market funds by Lipper, and CitiSM Premium Liquid Reserves’ performance to that of its Performance Universe, consisting of all retail funds classified as money market funds by Lipper, showed, among other data, that each Feeder Fund’s performance for the 1-, 3- and 5-year periods ended June 30, 2008 was above the median of its Performance Universe.

Based on its review, which included careful consideration of all of the factors noted above, the Board concluded that the performance of the Fund was satisfactory.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. The Board also reviewed and considered that fee waiver and/or expense reimbursement arrangements currently are in place for the Feeder Funds and considered the actual fee rate (after taking waivers and reimbursements into account) and that the Manager has agreed to continue its fee waivers and reimbursements until further notice. In addition, the Board noted that the compensation paid to the Subadviser is paid by the Manager, not the Fund, and, accordingly, that the retention of the Subadviser does not increase the fees or expenses otherwise incurred by the Fund’s shareholders.

In addition, the Board received and considered information comparing each Feeder Fund’s contractual management fee (each, a “Contractual Management Fee”) and the actual fee rate (after taking waivers and reimbursements into

44 | Liquid Reserves Portfolio

account) (each, an “Actual Management Fee”) and the Feeder Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board noted that the Feeder Funds’ assets represented a significant portion of the Fund’s assets. The Board noted that each Feeder Fund’s expense information reflected both management fees and total expenses payable by the Feeder Fund as well as management fees and total expenses payable by the Fund, and therefore was relevant to the Board’s conclusions regarding the Fund’s expenses. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in the scope of services provided to the Fund and to these other clients, noting that the Fund is provided with administrative services (including services related to the preparation and maintenance of the Fund’s registration statement and shareholder reports, as well as calculation of the Fund’s net asset value on a daily basis), office facilities, Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences required to manage these different types of accounts. The Board also considered and discussed information about the Subadviser’s fees, including the amount of the management fees retained by the Manager after payment of the subadvisory fee. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The information comparing each Feeder Fund’s Contractual Management Fee and its Actual Management Fee (which reflects a fee waiver) as well as its actual total expense ratio to its Lipper expense group, consisting of a group (including the Feeder Fund) of either retail no-load funds classified as “money market funds” or funds classified as “institutional money market funds” and chosen by Lipper to be comparable to the Feeder Fund, showed that each Feeder Fund’s Contractual Management Fee was below or slightly below the median of the management fees paid by the other funds in its Lipper expense group and that its Actual Management Fee was below the median of its expense group. The Board noted that the actual total expense ratio of CitiSM Cash Reserves was above the median and that the actual total expense ratio of CitiSM Institutional Liquid Reserves and CitiSM Premium Liquid Reserves was below the median. The Board also noted that the Manager was continuing its voluntary waiver until further notice, resulting in the same net effective fee as currently in place, which is lower than each Feeder Fund’s current contractual management fee.

Taking all of the above into consideration, the Board determined that the management fee and the subadvisory fees for the Fund were reasonable in light

Liquid Reserves Portfolio  | 45

Board approval of management and subadvisory agreements (unaudited) continued

of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Partners fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant the year before. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund it represented.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that, among other things, CitiSM Cash Reserves and CitiSM Institutional Liquid Reserves each had reached the specified asset levels at which one or more breakpoints to its contractual management fee are triggered and that the Actual Management Fee for CitiSM Premium Liquid Reserves is below or at the median of its Lipper expense group.

The Board determined that the management fee structure for the Fund was reasonable.

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

* * *

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

46 | Liquid Reserves Portfolio

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.
Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Master Portfolio Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Master Portfolio Trust

Date: May 5, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Master Portfolio Trust

Date: May 5, 2009

By:	/s/ Frances M. Guggino
(Frances M. Guggino)
Chief Financial Officer of
Master Portfolio Trust

Date: May 5, 2009